Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Total revenue	$ 420,337	$ 39,780	$ 663,075	$ 108,332	$ 308,129	$ 898,084
Cost of Revenue	281,952	9,761	404,080	27,685	137,897	726,252
Gross profit	138,385	30,019	258,995	80,647	170,232	171,832
Operating Expenses:
Selling expenses	80,457	0	89,666	0
Compensation - officers	30,000	30,000	61,675	60,000	120,000	120,000
Research and development	64,716	56,771	126,720	107,789	221,510	208,238
Professional fees	216,865	513,736	572,139	563,897	960,846	107,899
General and administrative	238,714	135,889	349,170	205,052	451,597	256,225
Total Operating Expenses	630,752	736,396	1,199,370	936,738	1,753,953	692,362
Loss from Operations	(492,367)	(706,377)	(940,375)	(856,091)	(1,583,721)	(520,530)
Other Income (Expense):
Interest income (expense), net	343	(388,901)	1,068	(443,020)	(440,943)	(105,831)
Other income	1,980	0	1,980	0
Total other expense	2,323	(388,901)	3,048	(443,020)	(440,943)	(105,831)
Loss before income taxes	(490,044)	(1,905,278)	(937,327)	(1,299,111)	(2,024,664)	(626,361)
Tax expense	0	0	0	0
Net Loss	$ (490,044)	$ (1,095,278)	$ (937,327)	$ (1,299,111)	$ (2,024,664)	$ (626,361)
Weighted Average Number of Common Shares Outstanding - Basic and Diluted	40,959,741	34,641,405	40,938,725	34,417,219	37,778,614	34,571,706
Net Loss Per Common Share:
Basic and Diluted	$ (0.01)	$ (0.03)	$ (0.02)	$ (0.04)	$ (0.05)	$ (0.02)
Revenue [Member]
Total revenue	$ 420,337	$ 36,580	$ 660,075	$ 97,757	$ 285,929	$ 891,513
Revenue Related Party [Member]
Total revenue	$ 0	$ 3,200	$ 3,000	$ 10,575	$ 22,200	$ 6,571